Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of loans, by class
Total non-accrual loans	$ 925,211	$ 807,103
Accruing loans delinquent 90 days or more	97,476	64,156
Total non-performing loans	1,022,687	871,259
One- to four-family, Amortizing [Member]
Summary of loans, by class
Total non-accrual loans	700,429	614,758
Accruing loans delinquent 90 days or more	97,476	64,156
One- to four-family, Interest-only [Member]
Summary of loans, by class
Total non-accrual loans	213,862	179,348
Accruing loans delinquent 90 days or more	0	0
Multi-family and commercial mortgages [Member]
Summary of loans, by class
Total non-accrual loans	2,223	1,117
Accruing loans delinquent 90 days or more	0	0
Construction loans [Member]
Summary of loans, by class
Total non-accrual loans	4,344	7,560
Accruing loans delinquent 90 days or more	0	0
Fixed-rate second mortgages [Member]
Summary of loans, by class
Total non-accrual loans	728	440
Accruing loans delinquent 90 days or more	0	0
Home equity credit lines [Member]
Summary of loans, by class
Total non-accrual loans	3,605	2,356
Accruing loans delinquent 90 days or more	0	0
Other Loan [Member]
Summary of loans, by class
Total non-accrual loans	20	1,524
Accruing loans delinquent 90 days or more	$ 0	$ 0